Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of remuneration to related parties	The following table summarises the remuneration for NEDs for the years ended 31 December 2023 and 2022:

	Directors Fees US$’000	Board fees Committee Fees US$’000	Total US$’000

Y Suleman[1]	197.5	—	197.5
P Bacchus[2]	89.3	66.8	156.1
S Reid[3]	128.6	—	128.6
T Goodlace	64.8	44.1	108.9
A Andani[4]	89.3	65.1	154.4
P Sibiya[5]	64.8	53.2	118.0
J McGill[6]	89.3	72.0	161.3
C Bitar[7]	89.3	52.1	141.4
C Smit[8]	38.8	8.8	47.6
Total - 2023	851.7	362.1	1,213.8

C Carolus[9]	85.4	—	85.4
Y Suleman[1]	153.2	26.8	180.0
P Bacchus[2]	85.2	126.2	211.4
S Reid[3]	137.1	—	137.1
T Goodlace	69.1	71.9	141.0
A Andani[4]	85.2	102.4	187.6
P Sibiya[5]	69.1	86.1	155.2
J McGill[6]	85.2	74.3	159.5
C Bitar[7]	57.3	46.8	104.1
Total - 2022	826.8	534.5	1,361.3
1Y Suleman receives an all-inclusive fee as Chairperson of the Board.
2P Bacchus received a delta payment in March 2023 for ad hoc Investment Committee fees paid between June 2022 and December 2022 as
Chairperson of the Committee, as reflected in the 2022 single figure of remuneration for 2022. Attended ad hoc Investment Committee meeting held on 21 February 2023 and remunerated in March 2023, which is reflected in the single figure of remuneration for 2023.
3S Reid is an independent director and receives an all-inclusive fee. S Reid is a director of various subsidiaries in the Netherlands and Isle of Man.
Fees are paid by Gold Fields Netherlands Services and Gold Field Orogen Holding (BVI) Limited, respectively.
4A Andani is a director of subsidiaries Gold Fields Ghana Limited and Abosso Goldfields Limited. The fees for these subsidiary boards are not determined by Gold Fields. Attended ad hoc Investment Committee meeting held on 21 February 2023 and remunerated in March 2023. Recovery of additional payment made in January 2023 also processed during March 2023.
5P Sibiya attended an ad hoc Investment Committee meeting held on 21 February 2023. She was remunerated in March 2023 and recovery of additional payment made in January 2023 was also processed during March 2023.
6J McGill was appointed to the Nominating and Governance Committee effective 22 February 2023. She received a pro-rata payment in March
2023 for this appointment, which is included in the single figure of remuneration for 2023.
7C Bitar was appointed to the Remuneration Committee effective 22 February 2023. She received a pro-rata payment in March 2023 for this appointment, which is included in the single figure of remuneration for 2023.
8C Smit was appointed as a director of the Board and a member of the Audit Committee on 1 June 2023. He was also appointed to the Risk; Capital
Projects, Control and Review; and Strategy and Investment (previously ad hoc Investment) Committees on 1 December 2023.
9C Carolus resigned from the Board on 31 May 2022.
The following table summarises the remuneration for Executive Directors and prescribed officers:

	Salary[1] US$'000	Pension fund contribution US$'000	Cash incentive[2] US$'000	Other[3] US$'000	Share-based payment expense[4] US$'000	Total US$'000

2023
Executive directors
M Preece[5]	594.3	29.0	177.3	2.1	1,108.2	1,910.9
P Schmidt	591.7	48.1	177.9	2.4	1,422.0	2,242.1
	1,186.0	77.1	355.2	4.5	2,530.2	4,153.0
Prescribed officers
B Mokoatle[6]	167.8	40.8	98.1	0.9	156.6	464.2
L Rivera[7]	816.1	220.0	—	790.7	1,077.1	2,903.9
N Chohan	309.7	45.8	94.7	4.3	740.5	1,195.0
B Mattison[8]	111.8	7.0	—	450.4	(397.6)	171.6
T Leishman[9]	85.4	7.7	—	355.7	(321.1)	127.7
A Nagaser[10]	115.1	14.1	—	255.7	(173.0)	211.9
S Mathews	635.7	18.2	221.3	—	1,009.6	1,884.8
R Bardien	276.0	35.9	203.6	0.2	655.0	1,170.7
J Mortoti[11]	696.2	127.1	308.6	84.3	477.5	1,693.7
K Carter[12]	371.9	15.2	126.9	5.1	302.8	821.9
J Magagula[13]	84.8	14.8	26.2	290.0	—	415.8
F Swanepoel[14]	278.6	1.1	131.7	19.4	—	430.8
	3,949.1	547.7	1,211.1	2,256.7	3,527.4	11,492.0
Total - 2023	5,135.1	624.8	1,566.3	2,261.2	6,057.6	15,645.0
[1]The total US$ amounts paid for 2023 and included in salary were as follows: P Schmidt US$142,750 and B Mattison US$26,367.
[2]The annual bonuses for the year ended 31 December 2023 were paid in February/March 2024.
[3]Other payments include business related reimbursements and incidental payments unless otherwise stated.
[4]The share-based payment expense is calculated in terms of IFRS Accounting Standards and is not the cash amounts paid.
5M Preece was EVP for the South Africa region until 31 December 2022 and took over as interim CEO on 1 January 2023.
6B Mokoatle was appointed as EVP South Africa effective 1 June 2023.
[7]Other payments for 2023 include advance payment of portion of estimated Peru Utilidades.
8B Mattison resigned as at 6 April 2023. “Other” includes payment for Confidentiality Non-Compete and Intellectual Property ("CNCIP"), sundry reimbursements and leave payout.
9T Leishman resigned as at 6 April 2023. “Other” includes payment for CNCIP, sundry reimbursements and leave payout.
10A Nagaser resigned as at 30 June 2023. “Other” includes payment for CNCIP, sundry reimbursements and leave payout.
11J Mortoti was appointed on 1 July 2022.
12K Carter was appointed as EVP Group Legal and Compliance effective 1 March 2023. Values are included from this appointment date.
13J Magagula was appointed as EVP Investor Relations effective 1 August 2023. Values are included from this appointment date. “Other” payments include a sign-on bonus received during her first month of employment with a service obligation agreement of 36 months.
14F Swanepoel was appointed as Chief Technical Officer effective 1 June 2023. Values are included from this appointment date. “Other” payments include education scholarship for children.
Notes to the consolidated financial statements continued
for the year ended 31 December 2023
43.Related parties continued

	Salary[1] US$'000	Pension fund contribution US$'000	Cash incentive[2] US$'000	Other[3] US$'000	Share-based payment expense[4] US$'000	Total US$'000

2022
Executive directors
C Griffith[5]	943.3	22.7	682.3	2,998.8	450.1	5,097.2
P Schmidt	617.1	46.2	453.9	3.0	833.2	1,953.4
	1,560.4	68.9	1,136.2	3,001.8	1,283.3	7,050.6
Prescribed officers
M Preece[6]	515.0	25.2	410.4	1.4	1,153.8	2,105.8
L Rivera[7]	853.0	362.8	—	—	720.0	1,935.8
R Butcher[8]	396.9	14.3	235.7	163.9	(244.8)	566.0
N Chohan	347.3	30.2	232.5	0.9	545.1	1,156.0
B Mattison	447.9	24.1	318.0	5.3	707.7	1,503.0
T Leishman	354.8	25.1	251.7	1.1	651.8	1,284.5
A Nagaser	251.2	26.1	174.0	10.9	342.5	804.7
S Mathews	562.3	18.4	264.5	2.3	555.4	1,402.9
R Bardien	305.4	25.8	211.8	—	375.5	918.5
J Mortoti[9]	378.1	58.9	324.2	69.9	25.0	856.1
	4,411.9	610.9	2,422.8	255.7	4,832.0	12,533.3
Total - 2022	5,972.3	679.8	3,559.0	3,257.5	6,115.3	19,583.9
[1]The total US$ amounts paid for 2022 and included in salary were as follows: C Griffith US$$336,501, P Schmidt US$135,300 and B Mattison US
US$96,200.
[2]The annual bonuses for the year ended 31 December 2022 were paid in February/March 2023.
[3]Other payments include business related reimbursements and incidental payments unless otherwise stated.
[4]The share-based payment expense is calculated in terms of IFRS Accounting Standards and is not the cash amounts paid.
5C Griffith stepped down as CEO and exited the Company with effect from 31 December 2022. Other payments for 2022 include termination payments in line with his separation agreement.
6M Preece was EVP for the South Africa region until 31 December 2022 and took over as interim CEO on 1 January 2023.
[7]Other payments for 2022 include advance payment of portion of estimated Peru Utilidades.
8 R Butcher resigned effective 30 September 2022. His cash incentive payment for 2022 was negotiated and approved by Remco and the Board.
9J Mortoti was appointed on 1 July 2022.